Investment Objectives and Goals	Jan. 05, 2026
PACE Intermediate Fixed Income Investments (Class A) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Intermediate Fixed Income Investments
PACE Strategic Fixed Income Investments (Class A) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Strategic Fixed Income Investments
PACE Intermediate Fixed Income Investments (Class P) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Intermediate Fixed Income Investments
PACE Strategic Fixed Income Investments (Class P) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Strategic Fixed Income Investments
PACE Intermediate Fixed Income Investments (Class P2) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Intermediate Fixed Income Investments
PACE Strategic Fixed Income Investments (Class P2) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Strategic Fixed Income Investments